TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6. TRADE AND OTHER RECEIVABLES

	As at	As at
	December 31	December 31
(in millions of U.S. dollars)	2019	2018
TRADE AND OTHER RECEIVABLES
Trade receivables	5.9	9.5
Sales tax receivable	7.1	14.0
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 14)	0.2	(0.7)
Proceeds due from the sale of Mesquite, including income tax refund receivable (Note 16)	9.0	11.2
Other	1.5	1.9
Total trade and other receivables	23.7	35.9